SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales by products
NET SALES	R$ 26,012,950	R$ 13,443,376	R$ 10,580,673
Market pulp
Net sales by products
NET SALES	R$ 21,027,686	R$ 8,783,274	R$ 6,920,494
Fluff pulp
Net sales by products
Percentage of total net sales	1.00%	1.00%	1.00%
Printing and writing paper
Net sales by products
NET SALES	R$ 4,100,502	R$ 3,834,380	R$ 2,265,093
Tissue
Net sales by products
Percentage of total net sales	2.00%	2.00%	2.00%
Paperboard
Net sales by products
NET SALES	R$ 823,360	R$ 764,701	R$ 1,273,540
Others
Net sales by products
NET SALES	R$ 61,402	R$ 61,021	R$ 121,546